EDGAR

July 19, 2004



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Filing Pursuant to Rule 497(j)
          John Hancock Current Interest
            John Hancock Money Market Fund
            John Hancock U.S. Government Cash Reserve
          File Nos.  2-50931; 811-02485

          CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated July 15, 2004 and Statements of Additional Information dated July 15, 2004 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                   Sincerely,



                                   /S/ Joan O'Neill
                                   Joan O'Neill
                                   Senior Paralegal